Expense Example - Kingsbarn Tactical Bond ETF [Member]	Mar. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	404
Expense Example, with Redemption, 5 Years	719
Expense Example, with Redemption, 10 Years	$ 1,612